Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013	Nov. 30, 2013 Selling, General and Administrative Expenses [Member]	Feb. 01, 2014 Selling, General and Administrative Expenses [Member]	Feb. 02, 2013 Selling, General and Administrative Expenses [Member]	Jan. 28, 2012 Selling, General and Administrative Expenses [Member]	Feb. 01, 2014 Initial Public Offering [Member]	Feb. 01, 2014 Vince 2013 Incentive Plan [Member]	Nov. 30, 2013 Restricted Stock Units (RSUs) [Member]	May 03, 2014 Restricted Stock Units (RSUs) [Member]	May 03, 2014 Maximum [Member] Vince 2013 Incentive Plan [Member]	Feb. 01, 2014 Maximum [Member] Vince 2013 Incentive Plan [Member]	May 03, 2014 Maximum [Member] Kellwood [Member] 2010 Option Plan [Member]	Feb. 01, 2014 Maximum [Member] Kellwood [Member] 2010 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of options provided to acquire common stock prior to IPO		1,092,991								7,500				2,752,155	2,752,155
Number of awards granted												3,400,000	3,400,000
Number of shares available for future grants												3,039,200	3,036,043
Restricted stock units, granted											2,966
Nonvested restricted stock units outstanding											10,466
Share-based compensation expense	$ 396	$ 347
Stock options granted pursuant to the plan, description									Vest in equal installments over four years or at 33 1/3% per year beginning in year two, over four years, subject to the employees' continued employment and (ii) expire on the earlier of the tenth anniversary of the grant date or upon termination as outlined in the Vince 2013 Incentive Plan.
Vesting percentage of options granted									33.33%
Expected term			6 years 6 months					4 years 6 months
Risk-free interest rate			0.85%					1.38%
Expected volatility rate			55.00%					51.10%
Expected dividend yield								0.00%
Weighted average grant date fair value, per share								$ 8.82		$ 20
Cumulative discount factor to adjust for lack of marketability of shares			36.25%
U.S Treasury yield curve			5 years
Restricted stock units, vesting period										3 years
Share-based compensation expense				551	347	367	65
Unrecognized compensation costs		5,710
Unrecognized compensation costs, weighted average period for recognition		3 years 9 months 18 days
Aggregate intrinsic value		$ 34,578